Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions	$ 517,828	$ 474,466	$ 641,104
Vessel operating expenses	347,363	399,665	347,840
Other general and administrative expenses	2,000,000	1,900,000	1,850,000
Net loss on sale of vessels		$ 76,183	$ 43,823